Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and Cash Equivalents	Note 12 – Cash and cash equivalents
	December 31,
	2 0 2 1	2 0 2 0	2 0 2 1
	NIS	NIS	US Dollars

Cash in bank	72,965	51,179	23,461
Short-term bank deposits	122,753	150,643	39,471
	195,718	201,822	62,932